Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Contract Liabilities [Line Items]
Beginning balance	$ 211,095	$ 172,995
Prepayments from customers	991,185	605,902
Revenue Recognition	(900,529)	(566,995)
Exchange rate difference	13,134	(807)
Ending balance	$ 314,885	$ 211,095